Cover	6 Months Ended
Mar. 31, 2025
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	On August 12, 2024, the registrant filed a Registration Statement on Form S-1 (Registration No. 333-281492), as amended by Amendment No. 1 filed on August 26, 2024, which was subsequently declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on August 28, 2024 (as supplemented by the Prospectus Supplement No. 1 dated November 29, 2024 (the “Initial Registration Statement”). Pursuant to Rule 429 under the Securities Act of 1933, this Registration Statement also constitutes a post-effective amendment to the Initial Registration Statement (the “Post-Effective Amendment”), and such Post-Effective Amendment shall hereafter become effective concurrently with the effectiveness of this Registration Statement in accordance with Section 8(c) of the Securities Act. Pursuant to Rule 429 under the Securities Act of 1933, the prospectus included in this Registration Statement is a combined prospectus relating to an aggregate 15,373,309 shares of Class A common stock, par value $0.00001 per share (“Class A Common Stock”) which are registered hereby including the 5,956,835 shares of Class A Common Stock previously registered on the Initial Registration Statement.
Entity Registrant Name	MOBIX LABS, INC.
Entity Central Index Key	0001855467
Entity Tax Identification Number	98-1591717
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1 Venture
Entity Address, Address Line Two	Suite 220
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	(949)
Local Phone Number	808-8888
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1 Venture
Entity Address, Address Line Two	Suite 220
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	(949)
Local Phone Number	808-8888
Contact Personnel Name	Keyvan Samini